Marketable Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2014 and December 31, 2013 are detailed in the tables below:

	December 31, 2013	Purchase	Sale	Change in fair value included in OCI*	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2014
U.S. Treasury Bonds	—	333	—	1	—	—	334
Corporate Bonds	57	—	(58)	—	—	1	—

Total	57	333	(58)	1	—	1	334

*	Other Comprehensive Income

	December 31, 2012	Purchase	Sale	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2013
U.S. Treasury Bills	150	—	(150)	—	—	—	—
Corporate Bonds	88	—	(34)	—	—	3	57

Total	238	—	(184)	—	—	3	57

*	Other Comprehensive Income

As at December 31, 2014, the Company held $334 million in U.S. Treasury bonds. The bonds have an average rating of Aaa/AA+/AAA from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 5.3 years. The debt securities were reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2014, since they represented investments of funds available for current operations. The bonds are classified as available-for-sale and recorded at fair value as at December 31, 2014. This fair value measurement corresponds to a Level 1 fair value hierarchy measurement. The aggregate amortized cost basis of these securities totaled $333 million as at December 31, 2014.

The corporate bonds amounting to $57 million were Senior debt Floating Rate Notes issued by financial institutions and matured in 2014. They were also classified as available-for-sale and recorded at fair value as at December 31, 2013. No credit loss was identified on these instruments and due to the short duration before maturity, the fair value as at December 31, 2013 corresponded to par value. The aggregate amortized cost basis of these securities totalled $57 million as at December 31, 2013.

The U.S. Treasury Bills amounting to $150 million as of December 31, 2012 were sold in 2013. They were rated Aaa by Moody’s as at December 31, 2012. The change in fair value of these marketable securities was not material as at December 31, 2012. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponded to a Level 1 fair value measurement hierarchy.